Schedule of Investments ─ IQ Hedge Market Neutral Tracker ETF

July 31, 2021 (unaudited)

	Shares	Value
Investment Companies — 99.9%

Bank Loan Funds — 17.9%
Invesco Senior Loan ETF	75,430	$1,661,723
SPDR Blackstone Senior Loan ETF	33,243	1,523,194
Total Bank Loan Funds		3,184,917

Convertible Bond Funds — 0.8%
iShares Convertible Bond ETF	282	28,200
SPDR Bloomberg Barclays Convertible Securities ETF	1,320	113,137
Total Convertible Bond Funds		141,337

Emerging Bonds - Local Currency Funds — 0.5%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	952	24,990
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,110	65,642
Total Emerging Bonds - Local Currency Funds		90,632

Emerging Equity Funds — 4.0%
iShares Core MSCI Emerging Markets ETF(a)	5,600	353,976
Vanguard FTSE Emerging Markets ETF(a)	6,956	355,521
Total Emerging Equity Funds		709,497

Floating Rate - Investment Grade Funds — 3.9%
iShares Floating Rate Bond ETF	9,780	496,824
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	6,199	189,937
Total Floating Rate - Investment Grade Funds		686,761

High Yield Corporate Bond Funds — 1.7%
iShares 0-5 Year High Yield Corporate Bond ETF	3,292	150,938
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,313	145,842
Total High Yield Corporate Bond Funds		296,780

International Bond Fund — 9.0%
SPDR Bloomberg Barclays International Treasury Bond ETF	53,944	1,604,295

International Small Cap Equity Funds — 3.6%
Schwab International Small-Cap Equity ETF(a)	4,193	177,825
Vanguard FTSE All World ex-U.S. Small-Cap ETF	3,370	464,117
Total International Small Cap Equity Funds		641,942

Investment Grade Corporate Bond Funds — 3.2%
iShares Broad USD Investment Grade Corporate Bond ETF	588	36,015
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,816	246,994
Vanguard Intermediate-Term Corporate Bond ETF	2,959	284,331
Total Investment Grade Corporate Bond Funds		567,340

Mortgage Backed Securities Funds — 5.3%
iShares MBS ETF	5,000	543,450
SPDR Portfolio Mortgage Backed Bond ETF(a)	3,184	82,593
Vanguard Mortgage-Backed Securities ETF(a)	5,959	319,402
Total Mortgage Backed Securities Funds		945,445

Municipal Bond Fund — 1.3%
VanEck Vectors High Yield Muni ETF	3,562	227,505

U.S. Medium Term Treasury Bond Funds — 8.2%
iShares 3-7 Year Treasury Bond ETF	5,484	722,462
Schwab Intermediate-Term U.S. Treasury ETF	3,976	228,660
Vanguard Intermediate-Term Treasury ETF	7,428	509,189
Total U.S. Medium Term Treasury Bond Funds		1,460,311

U.S. Momentum Fund — 1.0%
iShares MSCI USA Momentum Factor ETF	1,029	180,106

U.S. Ultra Short Term Bond Funds — 39.5%
Invesco Treasury Collateral ETF	2,770	292,706
IQ Ultra Short Duration ETF†	135,699	6,721,172
Total U.S. Ultra Short Term Bond Funds		7,013,878

Total Investment Companies (Cost $17,493,425)		17,750,746

Short-Term Investments — 2.4%

Money Market Funds — 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	398,632	398,632
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	36,077	36,077
Total Short-Term Investments (Cost $434,709)		434,709

Total Investments — 102.3%
(Cost $17,928,134)		18,185,455
Other Assets and Liabilities, Net — (2.3)%		(414,648)
Net Assets — 100.0%		$17,770,807

†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $977,108; total market value of collateral held by the Fund was $1,004,000. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $605,368.
(b)	Reflects the 1-day yield at July 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Swap contracts outstanding at July 31, 2021:

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF - 4.65%	5/03/2022	Monthly	$(393,893)	$–
Invesco KBW Bank ETF	Morgan Stanley	1-Day FEDEF - 2.85%	5/03/2022	Monthly	(36,168)	–
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF - 0.70%	5/03/2022	Monthly	(70,682)	–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	166,745	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	29,376	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	674,400	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	15,131	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	72,457	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,614	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,800	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	35,524	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	1-Day FEDEF - 0.85%	5/03/2022	Monthly	(34,554)	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	49,835	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	24,754	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.75%	5/03/2022	Monthly	(144,145)	–
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	54,562	–
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	18,028	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF - 1.10%	5/03/2022	Monthly	(191,897)	–
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(34,711)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF - 3.10%	5/03/2022	Monthly	(20,872)	–
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(162,311)	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	22,946	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	17,855	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 1.55%	5/03/2022	Monthly	(31,943)	–
Schwab U.S. TIPS ETF	Morgan Stanley	1-Day FEDEF - 0.90%	5/03/2022	Monthly	(105,674)	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	152,856	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	11,314	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,494	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 2.70%	5/03/2022	Monthly	(69,265)	–
SPDR Bloomberg Barclays International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	160,983	–

Schedule of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$19,058	$–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	14,631	–
SPDR Portfolio Mortgage Backed Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	8,275	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	1-Day FEDEF - 0.65%	5/03/2022	Monthly	(40,538)	–
SPDR S&P Bank ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(50,845)	–
VanEck Vectors High Yield Muni ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	22,802	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,595	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	46,549	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	35,675	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	28,539	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	51,070	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	32,053	–
Vanguard Russell 1000 Value	Morgan Stanley	1-Day FEDEF - 0.85%	5/03/2022	Monthly	(19,636)	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(51,923)	–
Vanguard Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(272,007)	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.85%	5/03/2022	Monthly	(48,686)	–
						$–

At July 31, 2021 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e) Reflects the value at reset date of July 31, 2021.

Abbreviation

FEDEF — Federal Funds Effective Rate

Schedule of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Investment Companies	$17,750,746	$–	$–	$17,750,746
Short-Term Investments:
Money Market Funds	434,709	–	–	434,709
Total Investments in Securities	18,185,455	–	–	18,185,455
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$18,185,455	$–	$–	$18,185,455
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2021 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2021	Value ($) at 07/31/2021
IQ Ultra Short Duration ETF	87,410	4,336,410	2,505,414	(110,592)	(346)	(9,714)	13,003	–	135,699	6,721,172